Financial Instruments (Exposure to credit risk receivables) (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Trade receivables	$ 167,688	$ 271,015
Loss allowance	0
Net	167,688
Investment Grade Rating [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	139,708
Non-Investment Grade Rating [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	$ 27,980